CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT - USD ($)	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock To Be Issued [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2,000		$ 97,208	$ 5,061,681	$ 266,299		$ (7,130,674)		$ (1,703,486)
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	2,000,000		97,208,516
Stock issued for services – related party		$ 2,000	$ 4,500	769,250	(207,895)				567,855
Stock issued for services shares		2,000,000	4,500,000
Stock issued for services			$ 7,250	799,990	169,140				976,380
Stock issued for services			7,250,000
Stock issued for cash			$ 162,200	3,081,800					3,244,000
Stock issued for Cash Shares			162,200,000
Stock issued for Conversion of debt			$ 41,703	2,863,178					2,904,881
Stock issued for debt conversion			41,701,860
Net loss							(6,034,411)		(6,034,411)
Redemption of preferred	$ (150)			150
Redemption of preferred shares	(150,000)
Ending balance, value at Dec. 31, 2021	$ 1,850	$ 2,000	$ 312,861	12,576,049	227,544		(13,165,085)		(44,781)
Shares, Outstanding, Ending Balance at Dec. 31, 2021	1,850,000	2,000,000	312,860,376
Stock issued for services			$ 1,525	46,209	(6,119)				$ 41,615
Stock issued for services									1,525,016
Net loss						(10,040)	(1,064,930)		$ (1,074,970)
Cancellation of preferred	$ (1,850)			1,850
Cancellation of preferred	(1,850,000)
Debt issuance cost				161,709					161,709
Ending balance, value at Mar. 31, 2022		$ 2,000	$ 314,386	12,785,817	221,425	(10,040)	(14,230,015)		(916,427)
Shares, Outstanding, Ending Balance at Mar. 31, 2022		2,000,000	314,385,392
Beginning balance, value at Dec. 31, 2021	$ 1,850	$ 2,000	$ 312,861	12,576,049	227,544		(13,165,085)		(44,781)
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	1,850,000	2,000,000	312,860,376
Stock issued for services – related party			$ 19,208	645,334					664,542
Stock issued for services shares			19,208,340
Stock issued for services			$ 40,128	1,214,087	(150,633)				1,103,582
Stock issued for services			40,127,557
Stock issued for cash			$ 30,000	570,000					600,000
Stock issued for Cash Shares			30,000,000
Debt issuance cost – warrants issued				196,074					196,074
Net loss						16,670	(5,913,724)		(5,897,054)
Cancellation of preferred	$ (1,850)			1,850
Cancellation of preferred	(1,850,000)
Ending balance, value at Dec. 31, 2022		$ 2,000	$ 402,197	15,203,394	76,911	16,670	(19,078,809)		(3,377,637)
Shares, Outstanding, Ending Balance at Dec. 31, 2022		2,000,000	402,196,273
Beginning balance, value at Mar. 31, 2022		$ 2,000	$ 314,386	12,785,817	221,425	(10,040)	(14,230,015)		(916,427)
Shares, Outstanding, Beginning Balance at Mar. 31, 2022		2,000,000	314,385,392
Stock issued for services			$ 5,000	143,001	11,246				159,247
Stock issued for services			5,000,000
Stock issued for cash			$ 30,000	570,000					600,000
Stock issued for Cash Shares			30,000,000
Net loss						(677)	(1,121,867)		(1,122,544)
Debt issuance cost				33,773					33,773
Ending balance, value at Jun. 30, 2022		$ 2,000	$ 349,386	13,532,591	232,671	(10,717)	(15,351,882)		(1,245,951)
Shares, Outstanding, Ending Balance at Jun. 30, 2022		2,000,000	349,385,392
Beginning balance, value at Dec. 31, 2022		$ 2,000	$ 402,197	15,203,394	76,911	16,670	(19,078,809)		(3,377,637)
Shares, Outstanding, Beginning Balance at Dec. 31, 2022		2,000,000	402,196,273
Stock dividend			$ 21,817	1,461,711			(1,483,528)
[custom:StockDividendShares]			21,816,590
Stock issued for services – related party			$ 500	60,500					61,000
Stock issued for services shares			500,000
Stock issued for services			$ 4,950	350,425	39,334				394,709
Stock issued for services			4,950,000
Stock issued for cash			$ 16,750	318,250					335,000
Stock issued for Cash Shares			16,750,000
Stock issued for Conversion of debt			$ 19,286	366,437					385,723
Stock issued for debt conversion			19,286,137
Debt issuance cost – warrants issued				1,321,698					1,321,698
Shares cancelled			$ (3,000)	3,000
[custom:SharesCancelledShares]			(3,000,000)
Net loss						(1,541)	(2,701,002)		(2,702,543)
Ending balance, value at Mar. 31, 2023		$ 2,000	$ 462,500	19,085,415	116,245	15,129	(23,263,339)		(3,582,050)
Shares, Outstanding, Ending Balance at Mar. 31, 2023		2,000,000	462,499,000
Stock issued for services			$ 500	31,900	(27,474)				4,926
Stock issued for services			500,000
Stock issued for Conversion of debt			$ 25,450	949,650					975,100
Stock issued for debt conversion			25,450,000
Debt issuance cost – warrants issued				1,348,364					1,348,364
Net loss						(15,517)	(2,726,612)	(33,294)	(2,775,423)
Adjust stock dividend shares
[custom:AdjustStockDividendShares1]					(16)
Settlement of debt-related party				96,250					96,250
Ending balance, value at Jun. 30, 2023		$ 2,000	$ 488,450	$ 21,571,369	$ 88,771	$ (388)	$ (25,989,951)	$ (33,294)	$ (3,873,043)
Shares, Outstanding, Ending Balance at Jun. 30, 2023		2,000,000	488,448,984